BANK LOANS (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term Debt	$ 0	$ 809,343	$ 906,543
Current portion	0	(488,048)	(515,763)
Total	0	321,295	390,780
Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Long-term Debt	0	440,452	466,586
Debt Instrument, Redemption, Period Five [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 0	$ 368,891	$ 439,957